Distribution Date:	07/10/26	Citigroup Commercial Mortgage Trust 2016-GC36
Determination Date:	07/06/26
Next Distribution Date:	08/12/26
Record Date:	06/30/26	Commercial Mortgage Pass-Through Certificates
Series 2016-GC36
June 2026 Reporting Revision
Revised reporting to reflect Class H as the Controlling Class.

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Citigroup Commercial Mortgage Securities Inc.

Certificate Factor Detail	3		Attention: Richard Simpson	(212) 816-5343	richard.simpson@citi.com; ryan.m.oconnor@citi.com

Certificate Interest Reconciliation Detail	4		388 Greenwich Street, 6th Floor | New York, NY 10013 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Exchangeable Certificate Factor Detail	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Additional Information	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Cash Flows	8		Attention: Heather Bennett and Arnold Shulkin		hbennett@starwood.com; AShulkin@lnrpartners.com;
Bond / Collateral Reconciliation - Balances	9				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Current Mortgage Loan and Property Stratification	10-14
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 1)	15	Representations Reviewer

Mortgage Loan Detail (Part 2)	16		Attention: Transaction Manager		notices@pentalphasurveillance.com

Principal Prepayment Detail	17		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	18		Bank, N.A.
Delinquency Loan Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;

Collateral Stratification and Historical Detail	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	21	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	22-23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	24		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	25	Controlling Class	Eightfold Real Estate Capital, L.P.
		Representative
Historical Bond / Collateral Loss Reconciliation Detail	26
			-
Interest Shortfall Detail - Collateral Level	27

Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	17324TAA7	1.613000%	42,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	17324TAB5	2.292000%	22,079,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	17324TAC3	3.524000%	33,518,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	17324TAD1	3.349000%	225,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	17324TAE9	3.616000%	415,175,000.00	63,950,598.18	12,414,915.91	192,704.47	0.00	0.00	12,607,620.38	51,535,682.27	87.06%	30.00%
A-AB	17324TAF6	3.368000%	70,409,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	17324TAJ8	3.849000%	52,017,000.00	52,017,000.00	0.00	166,844.53	0.00	0.00	166,844.53	52,017,000.00	74.00%	25.50%
B	17324TAK5	4.634233%	75,136,000.00	75,136,000.00	0.00	290,164.78	0.00	0.00	290,164.78	75,136,000.00	55.14%	19.00%
C	17324TAM1	4.634233%	54,907,000.00	54,907,000.00	0.00	212,043.20	0.00	0.00	212,043.20	54,907,000.00	41.35%	14.25%
D	17324TAN9	2.850000%	65,021,000.00	65,021,000.00	0.00	154,424.88	0.00	0.00	154,424.88	65,021,000.00	25.03%	8.63%
E	17324TAQ2	4.634233%	28,898,000.00	28,898,000.00	0.00	111,600.06	0.00	0.00	111,600.06	28,898,000.00	17.78%	6.13%
F	17324TAS8	4.634233%	11,560,000.00	11,560,000.00	0.00	44,643.11	0.00	0.00	44,643.11	11,560,000.00	14.87%	5.13%
G	17324TAU3	4.634233%	15,894,000.00	15,894,000.00	0.00	127,395.68	0.00	0.00	127,395.68	15,894,000.00	10.88%	3.75%
H*	17324TAW9	4.634233%	43,347,829.00	43,347,829.00	0.00	72,577.69	0.00	0.00	72,577.69	43,347,829.00	0.00%	0.00%
R	17324TBA6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,155,934,830.00	410,731,427.18	12,414,915.91	1,372,398.40	0.00	0.00	13,787,314.31	398,316,511.27

X-A	17324TAG4	0.913721%	861,171,000.00	115,967,598.18	0.00	88,301.74	0.00	0.00	88,301.74	103,552,682.27
X-D	17324TAY5	1.784233%	65,021,000.00	65,021,000.00	0.00	96,677.18	0.00	0.00	96,677.18	65,021,000.00
Notional SubTotal			926,192,000.00	180,988,598.18	0.00	184,978.92	0.00	0.00	184,978.92	168,573,682.27

Deal Distribution Total					12,414,915.91	1,557,377.32	0.00	0.00	13,972,293.23

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	17324TAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	17324TAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	17324TAC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	17324TAD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	17324TAE9	154.03287332	29.90285039	0.46415239	0.00000000	0.00000000	0.00000000	0.00000000	30.36700278	124.13002293
A-AB	17324TAF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	17324TAJ8	1,000.00000000	0.00000000	3.20750005	0.00000000	0.00000000	0.00000000	0.00000000	3.20750005	1,000.00000000
B	17324TAK5	1,000.00000000	0.00000000	3.86186089	0.00000000	0.00000000	0.00000000	0.00000000	3.86186089	1,000.00000000
C	17324TAM1	1,000.00000000	0.00000000	3.86186096	0.00000000	0.00000000	0.00000000	0.00000000	3.86186096	1,000.00000000
D	17324TAN9	1,000.00000000	0.00000000	2.37500008	0.00000000	0.00000000	0.00000000	0.00000000	2.37500008	1,000.00000000
E	17324TAQ2	1,000.00000000	0.00000000	3.86186103	0.00000000	0.00000000	0.00000000	0.00000000	3.86186103	1,000.00000000
F	17324TAS8	1,000.00000000	0.00000000	3.86186073	0.00000000	0.00000000	0.00000000	0.00000000	3.86186073	1,000.00000000
G	17324TAU3	1,000.00000000	0.00000000	8.01533157	(4.15347049)	0.00000000	0.00000000	0.00000000	8.01533157	1,000.00000000
H	17324TAW9	1,000.00000000	0.00000000	1.67430969	2.18755131	69.59542011	0.00000000	0.00000000	1.67430969	1,000.00000000
R	17324TBA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	17324TAG4	134.66268393	0.00000000	0.10253682	0.00000000	0.00000000	0.00000000	0.00000000	0.10253682	120.24636486
X-D	17324TAY5	1,000.00000000	0.00000000	1.48686086	0.00000000	0.00000000	0.00000000	0.00000000	1.48686086	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	06/01/26 - 06/30/26	30	0.00	192,704.47	0.00	192,704.47	0.00	0.00	0.00	192,704.47	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	06/01/26 - 06/30/26	30	0.00	88,301.74	0.00	88,301.74	0.00	0.00	0.00	88,301.74	0.00
A-S	06/01/26 - 06/30/26	30	0.00	166,844.53	0.00	166,844.53	0.00	0.00	0.00	166,844.53	0.00
B	06/01/26 - 06/30/26	30	0.00	290,164.78	0.00	290,164.78	0.00	0.00	0.00	290,164.78	0.00
C	06/01/26 - 06/30/26	30	0.00	212,043.20	0.00	212,043.20	0.00	0.00	0.00	212,043.20	0.00
D	06/01/26 - 06/30/26	30	0.00	154,424.88	0.00	154,424.88	0.00	0.00	0.00	154,424.88	0.00
X-D	06/01/26 - 06/30/26	30	0.00	96,677.18	0.00	96,677.18	0.00	0.00	0.00	96,677.18	0.00
E	06/01/26 - 06/30/26	30	0.00	111,600.06	0.00	111,600.06	0.00	0.00	0.00	111,600.06	0.00
F	06/01/26 - 06/30/26	30	0.00	44,643.11	0.00	44,643.11	0.00	0.00	0.00	44,643.11	0.00
G	06/01/26 - 06/30/26	30	65,761.30	61,380.42	0.00	61,380.42	(66,015.26)	0.00	0.00	127,395.68	0.00
H	06/01/26 - 06/30/26	30	2,910,743.88	167,403.29	0.00	167,403.29	94,825.60	0.00	0.00	72,577.69	3,016,810.37
Totals			2,976,505.18	1,586,187.66	0.00	1,586,187.66	28,810.34	0.00	0.00	1,557,377.32	3,016,810.37

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	17324TAJ8	3.849000%	52,017,000.00	52,017,000.00	0.00	166,844.53	0.00	0.00	166,844.53	52,017,000.00
A-S (EC)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	17324TAK5	4.634233%	75,136,000.00	75,136,000.00	0.00	290,164.78	0.00	0.00	290,164.78	75,136,000.00
B (EC)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	17324TAM1	4.634233%	54,907,000.00	54,907,000.00	0.00	212,043.20	0.00	0.00	212,043.20	54,907,000.00
C (EC)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			182,060,000.00	182,060,000.00	0.00	669,052.51	0.00	0.00	669,052.51	182,060,000.00

Exchangeable Certificate Details
EC	17324TAL3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
EC	17324TAL3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	13,972,293.23
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,591,794.86	Master Servicing Fee	2,923.42
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,569.84
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	171.14
ARD Interest	0.00	Operating Advisor Fee	496.30
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	236.51
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,591,794.86	Total Fees	5,607.21

Principal		Expenses/Reimbursements
Scheduled Principal	272,145.39	Reimbursement for Interest on Advances	4,398.42
Unscheduled Principal Collections		ASER Amount	123,820.51
Principal Prepayments	3,256,956.34	Special Servicing Fees (Monthly)	(37,653.94)
Collection of Principal after Maturity Date	4,442,907.09	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	4,442,907.09	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(61,754.65)
Total Principal Collected	12,414,915.91	Total Expenses/Reimbursements	28,810.34

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,557,377.32
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	12,414,915.91
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	13,972,293.23
Total Funds Collected	14,006,710.77	Total Funds Distributed	14,006,710.78

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	410,731,427.58	410,731,427.58	Beginning Certificate Balance	410,731,427.18
(-) Scheduled Principal Collections	272,145.39	272,145.39	(-) Principal Distributions	12,414,915.91
(-) Unscheduled Principal Collections	12,142,770.52	12,142,770.52	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	398,316,511.67	398,316,511.67	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	411,087,034.25	411,087,034.25	Ending Certificate Balance	398,316,511.27
Ending Actual Collateral Balance	398,489,543.77	398,489,543.77

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.40)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.40)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.63%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.29 or less	6	216,537,572.82	54.36%	(12)	4.9092	0.768060
5,000,000 to 14,999,999	2	14,923,629.10	3.75%	(6)	4.8979	1.130221	1.30 to 1.49	1	19,645,757.08	4.93%	(6)	4.9800	1.450000
15,000,000 to 24,999,999	2	40,665,039.92	10.21%	(7)	4.9852	1.362129	1.50 to 1.69	1	30,000,000.00	7.53%	(8)	4.2205	1.690000
25,000,000 to 29,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.70 to 1.89	1	87,133,181.77	21.88%	(8)	4.2715	1.750000
30,000,000 to 34,999,999	3	95,594,660.88	24.00%	(19)	4.7345	0.789712	1.90 to 2.09	0	0.00	0.00%	0	0.0000	0.000000
35,000,000 to 49,999,999	1	45,000,000.00	11.30%	(6)	4.2210	2.330000	2.1 or greater	1	45,000,000.00	11.30%	(6)	4.2210	2.330000
50,000,000 to 54,999,999	0	0.00	0.00%	0	0.0000	0.000000	Totals	10	398,316,511.67	100.00%	(10)	4.6436	1.262396
55,000,000 or greater	2	202,133,181.77	50.75%	(7)	4.6072	1.237961
Totals	10	398,316,511.67	100.00%	(10)	4.6436	1.262396
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	33,078,869.21	8.30%	(6)	4.9200	0.720000
							Lodging	2	32,515,791.67	8.16%	(43)	5.0200	0.030000
Georgia	1	855,638.02	0.21%	(6)	4.8300	1.250000
							Mixed Use	1	45,000,000.00	11.30%	(6)	4.2210	2.330000
Indiana	1	87,133,181.77	21.88%	(8)	4.2715	1.750000
							Office	11	196,191,963.94	49.26%	(6)	4.9010	0.940305
Michigan	2	3,717,972.37	0.93%	(6)	4.8300	1.250000
							Retail	8	124,608,756.06	31.28%	(8)	4.2927	1.705559
Mississippi	1	634,973.48	0.16%	(6)	4.8300	1.250000
							Totals	22	398,316,511.67	100.00%	(10)	4.6436	1.262396
New York	2	160,000,000.00	40.17%	(6)	4.6814	1.266250

North Carolina	1	961,617.05	0.24%	(6)	4.8300	1.250000

Ohio	8	20,951,130.45	5.26%	(6)	4.9707	1.437539

Pennsylvania	3	53,535,074.51	13.44%	(29)	5.0082	0.520783

Texas	2	37,448,054.81	9.40%	(8)	4.3688	1.554755

Totals	22	398,316,511.67	100.00%	(10)	4.6436	1.262396

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.249% or less	2	75,000,000.00	18.83%	(7)	4.2208	2.074000	6 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.250% to 4.499%	1	87,133,181.77	21.88%	(8)	4.2715	1.750000	7 to 12 months	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.749%	0	0.00	0.00%	0	0.0000	0.000000	13 to 18 months	0	0.00	0.00%	0	0.0000	0.000000
	4.750% to 4.999%	6	203,667,538.23	51.13%	(6)	4.8984	0.951673	19 months or greater	10	398,316,511.67	100.00%	(10)	4.6436	1.262396
	5.000% to 5.249%	1	32,515,791.67	8.16%	(43)	5.0200	0.030000	Totals	10	398,316,511.67	100.00%	(10)	4.6436	1.262396
	5.250% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	10	398,316,511.67	100.00%	(10)	4.6436	1.262396
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	10	398,316,511.67	100.00%	(10)	4.6436	1.262396	Interest Only	3	190,000,000.00	47.70%	(6)	4.6086	1.333158
	60 to 82 months	0	0.00	0.00%	0	0.0000	0.000000	269 months or less	7	208,316,511.67	52.30%	(13)	4.6755	1.197857
	83 months or greater	0	0.00	0.00%	0	0.0000	0.000000	270 to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	10	398,316,511.67	100.00%	(10)	4.6436	1.262396	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	10	398,316,511.67	100.00%	(10)	4.6436	1.262396
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	5	261,742,785.33	65.71%	(11)	4.6967	1.097327			No outstanding loans in this group
	13 to 24 months	5	136,573,726.34	34.29%	(7)	4.5419	1.578751
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	10	398,316,511.67	100.00%	(10)	4.6436	1.262396
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 28

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10103722	1	OF	New York	NY	Actual/360	4.862%	465,896.63	0.00	0.00	N/A	01/06/26	01/06/28	115,000,000.00	115,000,000.00	07/06/26
4	10104409	1	RT	Fort Wayne	IN	Actual/360	4.271%	310,157.82	0.00	0.00	N/A	11/06/25	11/06/30	87,133,181.77	87,133,181.77	07/06/26
6	10104411	1	OF	Chandler	AZ	Actual/360	4.920%	143,290.90	1,870,130.64	0.00	N/A	01/06/26	--	34,948,999.85	33,078,869.21	07/06/26
7	10104412	1	MU	New York	NY	Actual/360	4.221%	158,287.50	0.00	0.00	N/A	01/06/26	--	45,000,000.00	45,000,000.00	06/06/26
8	10104413	1	LO	King of Prussia	PA	Actual/360	5.020%	136,024.40	0.00	0.00	N/A	12/06/22	06/06/25	32,515,791.67	32,515,791.67	12/06/24
10	10104415	1	RT	Lubbock	TX	Actual/360	4.221%	105,512.50	0.00	0.00	N/A	11/06/25	11/06/29	30,000,000.00	30,000,000.00	07/06/26
12	10104417	1	OF	Pittsburgh	PA	Actual/360	4.990%	87,620.56	51,794.20	0.00	N/A	12/06/25	--	21,071,077.04	21,019,282.84	06/06/26
14	10104419	1	OF	Various	OH	Actual/360	4.980%	81,702.06	41,485.93	0.00	N/A	01/06/26	--	19,687,243.01	19,645,757.08	04/06/26
25	10104430	1	RT	Various	Various	Actual/360	4.830%	41,037.05	2,719,966.81	0.00	N/A	01/06/26	--	10,195,541.10	7,475,574.29	07/06/26
29	10104434	1	OF	Shenandoah	TX	Actual/360	4.966%	30,898.26	18,298.34	0.00	N/A	01/06/26	--	7,466,353.15	7,448,054.81	07/06/26
32	10104437	1	98	Oceanside	NY	Actual/360	4.880%	31,367.18	7,713,239.99	0.00	N/A	01/06/26	--	7,713,239.99	0.00	07/06/26
Totals								1,591,794.86	12,414,915.91	0.00				410,731,427.58	398,316,511.67
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	19,629,827.11	3,084,806.23	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	0.00	3,828,653.00	09/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	8,516,392.00	2,554,073.15	01/01/25	06/30/25	07/06/26	0.00	0.00	0.00	0.00	0.00	0.00
7	1	11,821,232.00	6,512,022.00	01/01/25	06/30/25	04/06/26	0.00	0.00	158,100.00	158,100.00	0.00	0.00
8	1	1,086,371.02	627,002.62	01/01/25	12/31/25	03/06/26	14,084,187.35	537,768.44	76,869.12	2,075,828.32	826,863.87	0.00
10	1	16,881,755.00	7,723,919.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	7,392,402.29	3,599,651.72	01/01/25	06/30/25	05/06/26	11,540,665.45	144,256.72	91,067.43	91,067.43	0.00	0.00
14	1	3,035,704.03	2,017,781.86	01/01/25	12/31/25	07/06/26	4,197,751.22	17,403.18	105,606.13	351,911.47	0.00	0.00
25	1	0.00	1,026,538.13	01/01/24	12/31/24	07/06/26	242,423.42	12,211.14	0.00	0.00	0.00	0.00
29	1	585,276.86	483,974.31	01/01/25	09/30/25	06/08/26	477,681.83	9,793.96	0.00	0.00	0.00	0.00
32	1	647,400.00	488,250.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		69,596,360.31	31,946,672.02				30,542,709.27	721,433.44	431,642.68	2,676,907.22	826,863.87	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
6	10104411	1	1,747,450.02	Partial Liquidation (Curtailment)	0.00	0.00
25	10104430	1	2,695,457.07	Partial Liquidation (Curtailment)	0.00	0.00
32	10104437	1	7,699,863.43	Disposition	0.00	0.00
Totals			12,142,770.52		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/10/26	0	0.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	0	0.00	2	4,442,907.09	1	7,699,863.43	4.643591%	4.627186%	(10)
06/12/26	0	0.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	0	0.00	2	9,231,430.83	1	21,824,319.17	4.650615%	4.634234%	(9)
05/12/26	0	0.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	0	0.00	0	0.00	1	11,754,460.02	4.667941%	4.649105%	(7)
04/10/26	0	0.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	0	0.00	0	0.00	0	0.00	4.667868%	4.647947%	(6)
03/12/26	0	0.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	1	30,000,000.00	0	0.00	0	0.00	4.668016%	4.648086%	(5)
02/12/26	0	0.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	0	0.00	0	0.00	0	0.00	4.668194%	4.648253%	(4)
01/12/26	0	0.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	1	45,000,000.00	0	0.00	0	0.00	4.679174%	4.659493%	(3)
12/12/25	1	45,000,000.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	0	0.00	0	0.00	2	112,606,918.52	4.682389%	4.661410%	(2)
11/13/25	0	0.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	1	115,000,000.00	0	0.00	6	47,234,795.80	4.663456%	4.643923%	0
10/10/25	0	0.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	0	0.00	0	0.00	4	104,951,181.07	4.678652%	4.657734%	1
09/12/25	0	0.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	1	87,133,181.77	0	0.00	9	110,338,457.39	4.783163%	4.762271%	2
08/12/25	0	0.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	0	0.00	0	0.00	2	27,887,959.35	4.762847%	4.742322%	3
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	10104412	06/06/26	0	5	158,100.00	158,100.00	0.00	45,000,000.00	10/09/25	1
8	10104413	12/06/24	18	5	76,869.12	2,075,828.32	1,214,974.96	32,515,791.67	11/22/24	13
12	10104417	06/06/26	0	5	91,067.43	91,067.43	0.00	21,071,077.04	11/12/25	13
14	10104419	04/06/26	2	5	105,606.13	351,911.47	31,850.00	19,766,994.98	03/10/26	13
Totals					431,642.68	2,676,907.22	1,246,824.96	118,353,863.69
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		166,183,330	48,002,498	118,180,832		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		115,000,000	115,000,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		30,000,000	30,000,000	0		0
49 - 60 Months		87,133,182	0	0		87,133,182
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-26	398,316,512	346,154,963	0	19,645,757	32,515,792	0
Jun-26	410,731,428	267,082,182	21,071,077	74,882,784	47,695,385	0
May-26	442,045,928	275,975,729	0	42,984,536	123,085,663	0
Apr-26	454,097,125	276,061,594	0	0	178,035,531	0
Mar-26	454,373,012	276,141,118	0	0	178,231,894	0
Feb-26	454,706,787	202,133,182	0	0	252,573,606	0
Jan-26	472,914,680	202,133,182	0	0	270,781,498	0
Dec-25	513,130,320	350,309,455	45,000,000	0	117,820,865	0
Nov-25	667,118,598	604,602,806	0	0	62,515,792	0
Oct-25	728,442,971	695,927,179	0	0	32,515,792	0
Sep-25	844,922,684	812,406,892	0	0	32,515,792	0
Aug-25	956,294,832	923,779,040	0	0	32,515,792	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	10104411	33,078,869.21	33,078,869.21	63,200,000.00	03/31/26	2,141,778.15	0.72000	06/30/25	01/06/26	234
7	10104412	45,000,000.00	45,000,000.00	152,000,000.00	11/04/25	6,467,006.00	2.33000	06/30/25	01/06/26	I/O
8	10104413	32,515,791.67	32,515,791.67	24,000,000.00	04/10/25	49,133.22	0.03000	12/31/25	12/06/22	174
12	10104417	21,019,282.84	21,071,077.04	19,800,000.00	12/23/25	3,129,690.72	1.28000	06/30/25	12/06/25	232
14	10104419	19,645,757.08	19,766,994.98	17,325,000.00	04/17/26	1,673,995.39	1.45000	12/31/25	01/06/26	234
25	10104430	7,475,574.29	7,475,574.29	11,470,000.00	03/08/26	983,752.73	1.25000	12/31/24	01/06/26	234
29	10104434	7,448,054.81	7,448,054.81	7,800,000.00	05/08/26	448,708.38	1.01000	09/30/25	01/06/26	233
32	10104437	0.00	-	12,800,000.00	10/23/15	488,250.00	1.21000	09/30/25	01/06/26	234
Totals		166,183,329.90	166,356,362.00	308,395,000.00		15,382,314.59

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	10104411	OF	AZ	11/03/25	1
"	7/6/2026

The loan transferred to the Special Servicer for Imminent Default, due to the upcoming maturity 1/6/26. The loan was originally secured by a 6 building office complex in Chandler, AZ. Borrower requested a parcel subdivision and partial re lease of Building 4, which was sold to an owner-user in May 2026. Lender received all net proceeds from the sale, totaling $16.5M, which was applied to the debt. An 18-month forbearance to 6/7/27 closed in June 2026, which included a 5% principal paydown from new borrower equity.
"

7	10104412	MU	NY	10/09/25	1
"	7/6/2026

The Special Servicer continues to enforce compliance with all terms and conditions of the forbearance agreement. The asset remains 100% leased, and the Borrower is expected to remain in compliance with the forbearance agreement throughout the term. The Borrower has submitted a request for early lease termination with respect to one of the existing tenants, which is currently under review by the Special Servicer. 24-month forbearance period from 1/6/2026 to

1/6/2028. 1 yr. extension option available subject to Lender approval. Borrower funded $3.4M into reserve at closing. Cash management in place.
"

8	10104413	LO	PA	11/22/24	13
"	7/6/2026

Loan transferred as a SS on 12/30/2024 due to imminent default. The collateral is a 306-key branded hotel portfolio in King of Prussia, PA, comprised of a 226-key full-service Crowne Plaza Hotel and an 80-key limited-service

Fairfield Inn & Suites. Counsel has been retained and a Notice of Default was sent to Borrower on 2/26/2025. The receivership motion granted in 9/2026. Receiver is addressing collateral and operational issues. The portfolio has been marketed for a receiver-led sale a nd offers have been reviewed. Next steps remain under discussion.
"

12	10104417	OF	PA	11/12/25	13
"	7/6/2026

A pre-negotiation letter has been executed by the borrower and lender parties, which have engaged in settlement discussions. Lender and the borrower parties have been unable to agree to terms of a settlement, and special servicer is consi dering its options with respect to enforcement of its rights and remedies. The property is currently 62% occupied, however, upon the expiration of Heinz North America's leases in 7/2026, property occupancy is expected to decline to approximately 18%.
"

14	10104419	OF	OH	03/10/26	13
"	7/6/2026

The loan transferred SS for failure to payoff on the 1/6/26 Maturity Date. The collateral consists of seven buildings, including five located within Embassy Corporate Park built between 1988 and 2000, and one additional building in

North Canton, OH built in 1989. Borrower is pursuing payoff via a global bond execution, portfolio refinance through JLL, or potential portfolio sale, and has executed the PNL. Borrower has submitted a forbearance proposal Lender is evaluating.

Borrower has com pletedtheir bond roadshow and obtained the necessary credit rating. They've requested a payoff letter for a late July closing. Lender will continue dual tracking foreclosure with workout discussions.

"

25	10104430	RT	Various	12/05/25	13
"	7/6/2026

The Loan was transferred to the Special Servicer on 12/5/2025 due to Imminent Default. Borrower was unable to pay off the Loan at 1/6/2026 maturity and the Loan went into default. The collateral originally consisted of a 85K SF retail por tfolio spanning across 6 properties (the “Portfolio”) located in Sterling Heights, MI, Hogansville, GA, Portage, MI, Dunn, NC, Hillsboro, OH, and Sandersville, MS. The Sterling Heights property is leased to Walgreens and subleased to

Dollar Tree (17.0% NR A), theHogansville property is occupied by Walgreens (13.4% NRA), the Dunn Property is occupied by Paradise Pools (19.7% NRA), the Hillsboro property is occupied by CVS (11.9% NRA), the Sandersville property is occupied by Dollar General (14.5% NRA), and the Portage property was previously occupied by Joann (23.5% NRA) and is currently vacant after the tenant filed for bankruptcy and vacated the premises. The Sandersville and Portage properties have since been released.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
29	10104434	OF	TX	03/12/26	13
"	7/6/2026

The borrower has indicated that it is still working with a lender to obtain bridge financing and expects to pay off the loan on or around July 15, 2026. In the meantime, the Special Servicer continues to move forward with foreclosure whil e the borrower pursues refinancing.
"

32	10104437	98	NY	05/12/26	11
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
1	10103722	1	0.00	4.86153%	0.00	4.86153%	1	10/06/25	10/06/25	10/23/25
4	10104409	1	0.00	4.27150%	0.00	4.27150%	9	08/28/25	08/28/25	09/05/25
7	10104412	1	0.00	4.22100%	0.00	4.22100%	10	12/24/25	12/24/25	12/24/25
8	10104413	1	35,522,108.61	5.02000%	35,522,108.61	5.02000%	10	10/16/20	10/16/20	09/06/20
8	10104413	1	0.00	5.02000%	0.00	5.02000%	1	06/06/23	06/06/23	06/06/23
8	10104413	1	0.00	5.02000%	0.00	5.02000%	9	01/05/24	01/05/24	01/05/24
10	10104415	1	0.00	4.22050%	0.00	4.22050%	1	02/06/26	11/06/25	02/16/26
20	10104425	1	0.00	4.83400%	0.00	4.83400%	10	10/09/20	10/09/20	10/09/20
28	10104433	1	0.00	5.00300%	8,909,547.09	5.00300%	9	11/06/20	11/06/20	01/11/21
Totals			35,522,108.61		44,431,655.70
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
13	10104418 06/12/26	21,864,794.51	25,500,000.00	22,825,200.64	409,025.67	22,825,200.64	22,416,174.97	0.00	0.00	0.00	0.00	0.00%
23	10104428 05/12/26	11,775,457.60	18,300,000.00	12,516,056.74	522,841.09	12,516,056.74	11,993,215.65	0.00	0.00	0.00	0.00	0.00%
32	10104437 07/10/26	7,713,239.99	12,800,000.00	8,242,447.73	397,965.81	8,242,447.73	7,844,481.92	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		7,713,239.99	12,800,000.00	8,242,447.73	397,965.81	8,242,447.73	7,844,481.92	0.00	0.00	0.00	0.00
Cumulative Totals		41,353,492.10	56,600,000.00	43,583,705.11	1,329,832.57	43,583,705.11	42,253,872.54	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
13	10104418	06/12/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	10104428	05/12/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	10104437	07/10/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	(65,794.38)	0.00	0.00	0.00	0.00	0.00	(2,186.64)	0.00	(88,319.22)	0.00
7	0.00	0.00	9,375.00	0.00	0.00	0.00	0.00	0.00	1,497.00	0.00	0.00	0.00
8	0.00	0.00	6,774.12	0.00	0.00	58,860.17	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	4,389.81	0.00	0.00	47,557.16	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(390.00)	0.00
14	0.00	0.00	4,101.51	0.00	0.00	17,403.18	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	741.66	0.00	26,954.57	0.00
29	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	4,400.08	0.00	0.00	0.00
32	0.00	0.00	(3,500.00)	0.00	0.00	0.00	0.00	0.00	(53.68)	0.00	0.00	0.00
Total	0.00	0.00	(37,653.94)	0.00	0.00	123,820.51	0.00	0.00	4,398.42	0.00	(61,754.65)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		28,810.34

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
May 2026 Reporting Revision
Revised reporting to reflect Class G as the Controlling Class.

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28